Note 18 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2020

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$21,297	$-	$21,297
Obligations of states and political subdivisions	-	78,302	-	78,302
Mortgage-backed securities in government- sponsored entities	-	14,761	-	14,761
Total debt securities	-	114,360	-	114,360
Equity securities in financial institutions	609	-	-	609
Total	$609	$114,360	$-	$114,969
		December 31, 2019

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$4,126	$-	$4,126
Obligations of states and political subdivisions	-	82,977	-	82,977
Mortgage-backed securities in government- sponsored entities	-	18,630	-	18,630
Total debt securities	-	105,733	-	105,733
Equity securities in financial institutions	710	-	-	710
Total	$710	$105,733	$-	$106,443

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2020

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$4,111	$4,111
Other real estate owned	-	-	6,992	6,992
		December 31, 2019

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$5,166	$5,166

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2020
Impaired loans	$4,111	Appraisal of collateral (1)	Appraisal adjustments (2)	17.6%	to	48.5%	(22.7%)

Other real estate owned	$6,992	Appraisal of collateral (1)	Appraisal adjustments (2)		19.9%

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2019
Impaired loans	$5,166	Appraisal of collateral (1)	Appraisal adjustment (2)	40.3%	to	47.4%	(41.8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2020
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$112,417	$112,417	$-	$-	$112,417
Loans held for sale	878	-	878	-	878
Net loans	1,090,626	-	-	1,089,573	1,089,573
Bank-owned life insurance	16,938	16,938	-	-	16,938
Federal Home Loan Bank stock	5,057	5,057	-	-	5,057
Accrued interest receivable	5,210	5,210	-	-	5,210

Financial liabilities:
Deposits	$1,225,200	$929,450	$-	$299,651	$1,229,101
Other borrowings	17,038	-	-	15,250	15,250
Accrued interest payable	580	580	-	-	580
	December 31, 2019
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$35,113	$35,113	$-	$-	$35,113
Loans held for sale	1,220	-	1,220	-	1,220
Net loans	977,490	-	-	974,213	974,213
Bank-owned life insurance	16,511	16,511	-	-	16,511
Federal Home Loan Bank stock	3,848	3,848	-	-	3,848
Accrued interest receivable	3,471	3,471	-	-	3,471

Financial liabilities:
Deposits	$1,020,843	$652,043	$-	$371,193	$1,023,236
Short-term borrowings	5,075	5,075	-	-	5,075
Other borrowings	12,750	-	-	12,783	12,783
Accrued interest payable	917	917	-	-	917